Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000017543
Account Value [Line Items]
Line Graph and Table Measure Name		TIFF Multi-Asset Fund
Accumulated Value	$ 2,491,259		$ 2,602,013	$ 3,076,501	$ 2,760,657	$ 3,268,232	$ 3,872,270	$ 4,354,773	$ 3,694,334	$ 4,304,308	$ 4,942,989	$ 5,981,978
TIFF INDEX: MAF Blended Index (35% Barclays, 65% MSCI ACWI)
Account Value [Line Items]
Line Graph and Table Measure Name		65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)
Accumulated Value	2,500,000		2,654,256	3,090,809	2,905,443	3,495,503	3,981,275	4,428,094	3,706,314	4,307,108	4,806,632	5,622,317
TIFF INDEX: CPI + 5% Per Annum
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index ("CPI") + 5% Per Annum
Accumulated Value	2,500,000		2,679,280	2,872,335	3,073,326	3,300,432	3,512,461	3,946,507	4,410,214	4,785,496	5,169,284	5,572,474
TIFF Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	2,500,000		2,566,181	2,657,071	2,657,370	2,889,010	3,105,874	3,057,988	2,660,136	2,807,209	2,842,305	3,049,821
TIFF Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	$ 2,500,000		$ 2,696,608	$ 3,343,042	$ 3,028,314	$ 3,833,768	$ 4,456,941	$ 5,283,140	$ 4,312,943	$ 5,270,497	$ 6,192,238	$ 7,575,423